Investment Strategy - HCM Hedged Equity ETF	Jul. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests in large capitalization securities of companies included in the S&P 500® Index and Nasdaq-100 Index® while hedging a portion of overall market exposure through an option overlay strategy and managing risk through the HCM BuyLine® (“BuyLine®”), a proprietary quantitative investment model. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities represented in the S&P 500® Index (by replicating the Solactive US Large Cap Index) and Nasdaq-100 Index (by replicating the Solactive United States Technology 100 Index). The Fund is non-diversified, which means that a meaningful portion of the Fund’s assets may be invested in the securities of fewer companies than a diversified fund.

Equity Strategy

With respect to that portion of the Fund invested in equity securities represented by the S&P® 500 Index and the Nasdaq-100 Index, the Fund allocates approximately 50% of its portfolio to securities represented in the S&P 500® Index and 50% of its portfolio to securities represented in the Nasdaq 100 Index®.

Option Overlay Strategy

The Fund’s adviser, Howard Capital Management, LLC (the “Adviser”), engages a sub-adviser to purchase and sell exchange traded put options and sell exchange traded call options through an options overlay strategy, known as a “put/spread collar” strategy, to provide a continuous market hedge for approximately 80% of the Fund’s equity exposure. The options overlay strategy seeks to offer partial downside protection from the put options, while providing income from writing index call options or writing options on index-tracking ETFs, to reduce risk and volatility associated with typical long-only equity strategies.

The Fund buys put options on an index, index-tracking ETF, or securities at a near the current market strike price and sells put options on those securities at a lower strike price, resulting in a “put option spread.” The put option spread is intended to hedge against the first 10% of market declines of such securities. If the market goes down, the Fund’s returns may fall less than the market because the sub-adviser will exercise the put option and sell the securities at the strike price or sell the put option.

At the same time as the Fund buys and sells put options, the Fund sells call option on the index or index-tracking ETF. When the Fund sells call options, it receives premiums which are used to offset the cost of the put option spread. When markets are rising, the written call option will likely be exercised once the market price of the option rises above the strike price. The Fund forgoes the opportunity to benefit from the potential increases in the value of the option beyond that of the strike price. This protection against large losses and limitation on potential gains is known as a “collar.”

The Fund implements the overlay strategy though a laddered approach so that four staggered option tranches are maintained throughout a 12-month period with one tranche maturing or resetting every quarter. The sub-adviser has discretion to determine the amount of exposure related to each option tranche and allocate assets to a particular tranche in reaction to market conditions, manage investors flows or improve tax management of the Fund.

HCM BuyLine®

The Adviser uses the HCM BuyLine®, its proprietary quantitative investment model, to determine when the Fund should be in or out of the market with respect to the remaining unhedged 20% of the Fund’s equity exposure. The BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Fund reduces exposure to equities and may move to cash and cash equivalents, and when the trend is up, the Fund increases exposure to equities. The BuyLine® is intended to reduce drawdowns during sustained market declines while maintaining participation in long-term equity market growth.